UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/13 (Unaudited)

COMMON STOCKS (96.7%)(a)
		Shares	Value

Aerospace and defense (4.7%)

Embraer SA ADR (Brazil)(S)		2,140	$62,895

European Aeronautic Defence and Space Co. (France)		14,190	974,226

General Dynamics Corp.		4,312	373,549

Honeywell International, Inc.		17,850	1,548,131

L-3 Communications Holdings, Inc.		29,977	3,011,190

Northrop Grumman Corp.		12,619	1,356,669

Precision Castparts Corp.		1,605	406,787

Raytheon Co.(S)		19,213	1,582,575

United Technologies Corp.		20,327	2,159,744

			11,475,766
Airlines (0.7%)

Delta Air Lines, Inc.(S)		44,785	1,181,428

Spirit Airlines, Inc.(NON)		13,978	603,151

			1,784,579
Auto components (0.7%)

BorgWarner, Inc.		1,502	154,901

Johnson Controls, Inc.		31,717	1,463,740

TRW Automotive Holdings Corp.(NON)		2,569	192,958

			1,811,599
Automobiles (0.7%)

Ford Motor Co.		60,997	1,043,659

General Motors Co.(NON)		17,172	634,505

Tesla Motors, Inc.(NON)(S)		382	61,097

			1,739,261
Beverages (2.4%)

Beam, Inc.		27,022	1,818,581

Brown-Forman Corp. Class B		12,260	894,735

Coca-Cola Enterprises, Inc.		49,524	2,066,637

Dr. Pepper Snapple Group, Inc.		21,627	1,024,038

			5,803,991
Biotechnology (2.3%)

Amgen, Inc.		7,177	832,532

Celgene Corp.(NON)		13,242	1,966,305

Gilead Sciences, Inc.(NON)		35,630	2,529,374

Vertex Pharmaceuticals, Inc.(NON)		5,194	370,540

			5,698,751
Building products (0.1%)

Fortune Brands Home & Security, Inc.		6,582	283,553

			283,553
Capital markets (2.8%)

Ameriprise Financial, Inc.		8,587	863,337

Blackstone Group LP (The)		5,234	137,550

Carlyle Group LP (The) (Partnership shares)		23,411	723,868

Charles Schwab Corp. (The)		65,692	1,487,924

Invesco, Ltd.		6,887	232,436

KKR & Co. LP		42,825	940,009

Morgan Stanley		29,954	860,578

State Street Corp.		22,785	1,596,545

			6,842,247
Chemicals (2.3%)

Agrium, Inc. (Canada)(S)		5,882	501,852

Albemarle Corp.		2,442	161,636

Celanese Corp. Ser. A(S)		5,621	314,832

Dow Chemical Co. (The)		15,811	624,060

Ecolab, Inc.		8,511	902,166

Huntsman Corp.		20,615	478,680

LyondellBasell Industries NV Class A		11,829	882,443

Monsanto Co.		13,350	1,400,148

Solvay SA (Belgium)		2,102	328,966

Tronox, Ltd. Class A(S)		2,175	50,221

			5,645,004
Commercial banks (2.2%)

Fifth Third Bancorp		29,172	555,143

KeyCorp		42,074	527,187

Regions Financial Corp.		112,870	1,086,938

U.S. Bancorp		32,492	1,213,901

Wells Fargo & Co.		48,338	2,063,549

			5,446,718
Commercial services and supplies (0.3%)

ADT Corp. (The)(NON)(S)		3,799	164,763

Tyco International, Ltd.		17,172	627,637

			792,400
Communications equipment (1.9%)

Cisco Systems, Inc.		98,041	2,205,923

Polycom, Inc.(NON)		4,909	51,054

Qualcomm, Inc.		35,578	2,471,604

			4,728,581
Computers and peripherals (4.6%)

Apple, Inc.		18,110	9,459,759

Hewlett-Packard Co.		27,610	672,856

NetApp, Inc.(S)		6,915	268,371

SanDisk Corp.(S)		11,719	814,471

			11,215,457
Construction materials (0.1%)

Eagle Materials, Inc.		652	48,907

Martin Marietta Materials, Inc.		2,363	231,787

			280,694
Consumer finance (0.9%)

American Express Co.		10,751	879,432

Discover Financial Services		25,494	1,322,629

			2,202,061
Containers and packaging (0.4%)

MeadWestvaco Corp.		16,640	579,904

Sealed Air Corp.		15,246	460,124

			1,040,028
Diversified financial services (5.0%)

Bank of America Corp.		198,703	2,773,894

Berkshire Hathaway, Inc. Class B(NON)		14,851	1,709,053

Citigroup, Inc.		57,853	2,822,069

CME Group, Inc.		15,177	1,126,285

JPMorgan Chase & Co.		74,850	3,857,769

			12,289,070
Diversified telecommunication services (0.8%)

Verizon Communications, Inc.(S)		40,204	2,030,704

			2,030,704
Electric utilities (1.6%)

American Electric Power Co., Inc.		11,636	545,030

Duke Energy Corp.		10,813	775,616

Edison International		13,913	682,154

Exelon Corp.		2,198	62,731

FirstEnergy Corp.		17,183	650,720

NextEra Energy, Inc.		9,460	801,735

PPL Corp.		7,844	240,262

Southern Co. (The)		3,244	132,712

			3,890,960
Electrical equipment (0.1%)

Schneider Electric SA (France)		2,264	190,371

			190,371
Energy equipment and services (2.5%)

Baker Hughes, Inc.		15,500	900,395

Cameron International Corp.(NON)		4,112	225,584

Frank's International NV (Netherlands)(NON)		4,672	142,916

Halliburton Co.		21,742	1,152,978

Oceaneering International, Inc.		731	62,778

Petrofac, Ltd. (United Kingdom)		33,416	781,996

Rowan Cos. PLC Class A(NON)		5,000	180,400

Schlumberger, Ltd.		26,810	2,512,633

SPT Energy Group, Inc. (China)		412,000	226,911

			6,186,591
Food and staples retail (1.8%)

Costco Wholesale Corp.		8,962	1,057,516

CVS Caremark Corp.		22,310	1,389,021

Wal-Mart Stores, Inc.		16,927	1,299,147

Walgreen Co.		3,389	200,764

Whole Foods Market, Inc.		6,913	436,418

			4,382,866
Food products (1.5%)

ConAgra Foods, Inc.(S)		1,185	37,695

General Mills, Inc.		2,177	109,764

Hershey Co. (The)		2,878	285,613

Hillshire Brands Co.		8,138	267,171

Kellogg Co.		5,761	364,383

Kraft Foods Group, Inc.		11,404	620,150

Mead Johnson Nutrition Co.		7,041	574,968

Mondelez International, Inc. Class A		33,066	1,112,340

Pinnacle Foods, Inc.		3,008	81,487

S&W Seed Co.(NON)(S)		13,786	99,121

Tyson Foods, Inc. Class A		1,545	42,750

WhiteWaves Foods Co. Class A(NON)		3,833	76,698

			3,672,140
Health-care equipment and supplies (2.1%)

Abbott Laboratories		14,895	544,412

Baxter International, Inc.		15,327	1,009,589

Boston Scientific Corp.(NON)		22,161	259,062

CareFusion Corp.(NON)		7,786	301,863

Covidien PLC		12,446	797,913

Intuitive Surgical, Inc.(NON)		568	211,012

Medtronic, Inc.		7,827	449,270

St. Jude Medical, Inc.		11,991	688,163

Surgical Care Affiliates, Inc.(NON)		3,000	78,750

Tornier NV (Netherlands)(NON)		5,871	126,285

Veracyte, Inc.(NON)		4,307	53,364

Zimmer Holdings, Inc.		6,963	609,054

			5,128,737
Health-care providers and services (2.0%)

Aetna, Inc.		6,609	414,384

Catamaran Corp.(NON)		35,693	1,676,143

Emeritus Corp.(NON)(S)		14,748	282,572

Express Scripts Holding Co.(NON)		27,297	1,706,608

Humana, Inc.		779	71,785

McKesson Corp.		4,254	665,070

UnitedHealth Group, Inc.		1,885	128,670

			4,945,232
Hotels, restaurants, and leisure (2.1%)

Bloomin' Brands, Inc.(NON)		18,724	468,662

Krispy Kreme Doughnuts, Inc.(NON)(S)		9,949	241,363

Marriott International, Inc. Class A		15,282	688,913

McDonald's Corp.		10,142	978,906

Penn National Gaming, Inc.(NON)(S)		9,719	568,659

Starbucks Corp.		11,804	956,714

Vail Resorts, Inc.		4,885	344,148

Wyndham Worldwide Corp.		12,054	800,386

			5,047,751
Household durables (0.7%)

D.R. Horton, Inc.(S)		17,046	323,022

Lennar Corp. Class A		5,813	206,652

PulteGroup, Inc.		25,595	451,752

Whirlpool Corp.		5,141	750,637

			1,732,063
Independent power producers and energy traders (0.5%)

AES Corp.		9,027	127,190

Calpine Corp.(NON)		30,145	608,025

NRG Energy, Inc.(S)		21,221	605,435

			1,340,650
Industrial conglomerates (1.1%)

Siemens AG (Germany)		20,616	2,638,372

			2,638,372
Insurance (2.6%)

American International Group, Inc.		30,616	1,581,316

Assured Guaranty, Ltd.		5,579	114,370

Chubb Corp. (The)		3,915	360,493

Genworth Financial, Inc. Class A(NON)		42,019	610,536

Hartford Financial Services Group, Inc. (The)		21,654	729,740

Lincoln National Corp.		9,658	438,570

Marsh & McLennan Cos., Inc.		16,871	772,692

MetLife, Inc.		28,276	1,337,738

Travelers Cos., Inc. (The)		5,695	491,479

			6,436,934
Internet and catalog retail (1.8%)

Amazon.com, Inc.(NON)		7,156	2,604,999

Ctrip.com International, Ltd. ADR (China)(NON)(S)		5,537	300,382

HomeAway, Inc.(NON)(S)		6,507	192,933

Netflix, Inc.(NON)		891	287,330

Priceline.com, Inc.(NON)		1,086	1,144,459

			4,530,103
Internet software and services (3.3%)

eBay, Inc.(NON)		28,831	1,519,682

Facebook, Inc. Class A(NON)		9,272	466,011

Google, Inc. Class A(NON)		5,029	5,182,787

Yahoo!, Inc.(NON)		31,006	1,021,028

			8,189,508
IT Services (2.3%)

Accenture PLC Class A		3,803	279,521

Alliance Data Systems Corp.(NON)(S)		356	84,393

Cognizant Technology Solutions Corp.(NON)		6,618	575,303

Computer Sciences Corp.		13,383	659,247

Fidelity National Information Services, Inc.		12,936	630,630

IBM Corp.		4,773	855,369

MasterCard, Inc. Class A		335	240,229

Visa, Inc. Class A(S)		12,056	2,371,054

			5,695,746
Leisure equipment and products (0.3%)

Brunswick Corp.		8,050	363,297

Hasbro, Inc.(S)		8,407	434,222

			797,519
Life sciences tools and services (0.5%)

PerkinElmer, Inc.		8,337	317,139

Thermo Fisher Scientific, Inc.		9,720	950,422

			1,267,561
Machinery (0.5%)

Ingersoll-Rand PLC(S)		7,937	535,986

Joy Global, Inc.(S)		3,265	185,289

Pall Corp.		903	72,710

Stanley Black & Decker, Inc.		6,148	486,245

Xylem, Inc.		1,767	60,962

			1,341,192
Media (4.1%)

CBS Corp. Class B		33,528	1,982,846

Comcast Corp. Class A		54,232	2,580,359

DISH Network Corp. Class A		8,901	429,028

Liberty Global PLC Ser. C (United Kingdom)(NON)		10,984	822,262

Time Warner Cable, Inc.		4,873	585,491

Time Warner, Inc.		21,557	1,481,828

Twenty-First Century Fox, Inc.		6,236	212,523

Viacom, Inc. Class B		11,729	976,908

Walt Disney Co. (The)(S)		15,961	1,094,765

			10,166,010
Metals and mining (0.4%)

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)		11,023	405,205

Nucor Corp.(S)		4,797	248,341

Steel Dynamics, Inc.(S)		12,302	221,067

			874,613
Multi-utilities (0.8%)

Ameren Corp.		7,251	262,341

CMS Energy Corp.		4,877	133,922

Dominion Resources, Inc.		7,750	494,063

PG&E Corp.		16,147	675,752

Sempra Energy		5,345	487,143

			2,053,221
Multiline retail (1.2%)

Dollar General Corp.(NON)		11,444	661,234

Macy's, Inc.		19,695	908,136

Nordstrom, Inc.(S)		7,737	467,856

Target Corp.		12,210	791,086

			2,828,312
Oil, gas, and consumable fuels (7.9%)

Anadarko Petroleum Corp.		20,651	1,967,834

Cabot Oil & Gas Corp.		14,860	524,855

Cameco Corp. (Canada)		6,571	124,849

Cheniere Energy, Inc.(NON)		8,100	322,380

Chevron Corp.		20,878	2,504,525

CONSOL Energy, Inc.		6,249	228,089

Continental Resources, Inc.(NON)(S)		4,706	536,013

Energy Transfer Equity LP		13,336	901,380

EOG Resources, Inc.		7,104	1,267,354

Exxon Mobil Corp.		47,043	4,215,994

Marathon Oil Corp.		56,785	2,002,239

QEP Resources, Inc.		43,988	1,454,243

Royal Dutch Shell PLC ADR (United Kingdom)		24,704	1,646,769

Suncor Energy, Inc. (Canada)		48,690	1,769,882

			19,466,406
Paper and forest products (0.3%)

International Paper Co.		16,574	739,366

			739,366
Personal products (0.5%)

Coty, Inc. Class A(S)		77,616	1,193,734

Herbalife, Ltd.		1,616	104,749

			1,298,483
Pharmaceuticals (6.0%)

AbbVie, Inc.		31,676	1,534,702

Actavis PLC(NON)		10,176	1,573,006

Allergan, Inc.		10,773	976,142

AstraZeneca PLC ADR (United Kingdom)(S)		13,566	717,099

Auxilium Pharmaceuticals, Inc.(NON)		30,340	522,151

Bristol-Myers Squibb Co.		10,496	551,250

Eli Lilly & Co.		25,239	1,257,407

Johnson & Johnson		40,349	3,736,721

Merck & Co., Inc.		29,081	1,311,262

Pfizer, Inc.		52,343	1,605,883

Sanofi ADR (France)(S)		11,790	630,529

ViroPharma, Inc.(NON)		10,490	407,222

			14,823,374
Professional services (0.4%)

Nielsen Holdings NV		18,499	729,601

Verisk Analytics, Inc. Class A(NON)		3,367	230,707

			960,308
Real estate investment trusts (REITs) (1.9%)

Alexandria Real Estate Equities, Inc.(R)		1,512	99,459

American Campus Communities, Inc.(R)		5,206	179,919

American Homes 4 Rent Class A(NON)(R)		11,601	179,583

American Tower Corp.		13,756	1,091,539

AvalonBay Communities, Inc.(R)		2,782	347,889

Equity Lifestyle Properties, Inc.(R)		5,505	209,135

Plum Creek Timber Co., Inc.(R)(S)		6,809	309,129

Prologis, Inc.(R)		10,353	413,602

Public Storage(R)		2,869	479,037

Simon Property Group, Inc.(R)		3,897	602,281

Ventas, Inc.(R)		10,544	687,891

Vornado Realty Trust(R)		1,412	125,753

			4,725,217
Real estate management and development (0.3%)

Altisource Residential Corp. (Virgin Islands)		3,755	99,770

CBRE Group, Inc. Class A(NON)		15,927	369,984

RE/MAX Holdings, Inc. Class A(NON)		5,327	150,221

			619,975
Road and rail (0.7%)

CSX Corp.		15,120	394,027

Union Pacific Corp.		9,469	1,433,607

			1,827,634
Semiconductors and semiconductor equipment (2.4%)

Altera Corp.		2,892	97,171

Applied Materials, Inc.		44,629	796,628

Fairchild Semiconductor International, Inc.(NON)		20,585	260,812

Intel Corp.		51,112	1,248,666

KLA-Tencor Corp.		1,245	81,672

Lam Research Corp.(NON)		15,911	862,854

Magnachip Semiconductor Corp. (South Korea)(NON)		10,063	188,077

Maxim Integrated Products, Inc.		15,043	446,777

Micron Technology, Inc.(NON)		48,576	858,824

Texas Instruments, Inc.(S)		7,724	325,026

Xilinx, Inc.		17,270	784,403

			5,950,910
Software (2.7%)

Adobe Systems, Inc.(NON)		3,895	211,109

Electronic Arts, Inc.(NON)		7,765	203,831

Intuit, Inc.		5,653	403,681

Microsoft Corp.		80,534	2,846,877

Oracle Corp.		72,843	2,440,241

Red Hat, Inc.(NON)		14,226	615,559

			6,721,298
Specialty retail (2.5%)

Bed Bath & Beyond, Inc.(NON)(S)		12,026	929,850

Best Buy Co., Inc.		7,846	335,809

Five Below, Inc.(NON)		8,925	430,721

Home Depot, Inc. (The)		22,811	1,776,749

Lowe's Cos., Inc.		21,461	1,068,329

Office Depot, Inc.(NON)(S)		64,172	358,721

TJX Cos., Inc. (The)		20,542	1,248,748

			6,148,927
Textiles, apparel, and luxury goods (0.8%)

Hanesbrands, Inc.		7,482	509,674

Michael Kors Holdings, Ltd. (Hong Kong)(NON)		7,403	569,661

NIKE, Inc. Class B		6,181	468,273

Tumi Holdings, Inc.(NON)		17,543	374,543

			1,922,151
Tobacco (3.0%)

Altria Group, Inc.		87,177	3,245,600

Philip Morris International, Inc.		47,595	4,241,666

			7,487,266
Trading companies and distributors (0.5%)

HD Supply Holdings, Inc.(NON)		7,208	145,530

WESCO International, Inc.(NON)(S)		12,255	1,047,312

			1,192,842
Water utilities (0.1%)

American Water Works Co., Inc.		3,631	155,661

			155,661

Total common stocks (cost $204,482,852)			$238,486,734

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

United Technologies Corp. $3.75 cv. pfd.		5,340	$337,906

Total convertible preferred stocks (cost $267,002)			$337,906

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Siemens AG (Call)	Dec-13/$100.00	23,422	$19,388

Total purchased options outstanding (cost $20,630)			$19,388

SHORT-TERM INVESTMENTS (10.6%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, October 16, 2014(SEG)(SEGSF)		$273,000	$272,748

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, April 3, 2014(SEGSF)		17,000	16,996

Putnam Cash Collateral Pool, LLC 0.15%(d)		17,469,391	17,469,391

Putnam Short Term Investment Fund 0.07%(AFF)		8,307,950	8,307,950

SSgA Prime Money Market Fund 0.02%(P)		120,000	120,000

Total short-term investments (cost $26,187,078)			$26,187,085

TOTAL INVESTMENTS

Total investments (cost $230,957,562)(b)			$265,031,113

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $13,067,565) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	12/18/13	$3,668,808	$3,670,022	$1,214
Citibank, N.A.
	Euro	Sell	12/18/13	5,814,865	5,780,097	(34,768)
Deutsche Bank AG
	Euro	Buy	12/18/13	1,309,920	1,310,410	(490)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/16/14	2,286,439	2,307,036	20,597

Total						$(13,447)

FUTURES CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	8	$3,502,000	Dec-13	$3,970

Total				$3,970

WRITTEN OPTIONS OUTSTANDING at 10/31/13 (premiums $2,222) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Siemens AG (Call)	Dec-13/$110.00	23,422	$1,501

Total			$1,501

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

			Payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
units	1,794	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$(11,649)
Deutsche Bank AG
baskets	11,032	7/1/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (DBPTCABL) of common stocks	54,545
Goldman Sachs International
shares	4,994	10/17/14	1 month USD-LIBOR minus 0.35%	Verizon Communications, Inc.	295
shares	19,977	10/17/14	(1 month USD-LIBOR plus 0.40%)	Vodafone Group PLC	6,946

Total					$50,137

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $246,561,373.
(b)	The aggregate identified cost on a tax basis is $231,311,778, resulting in gross unrealized appreciation and depreciation of $37,292,572 and $3,573,237, respectively, or net unrealized appreciation of $33,719,335.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$7,369,627	$12,110,365	$11,172,042	$847	$8,307,950
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $16,969,651.
The fund received cash collateral of $17,469,391, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $193,559 to cover certain derivatives contracts and delayed delivery securities.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $46,417 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $119,902.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$36,723,696	$—	$—
Consumer staples	22,644,746	—	—
Energy	24,871,001	781,996	—
Financials	38,562,222	—	—
Health care	31,863,655	—	—
Industrials	18,684,048	3,802,969	—
Information technology	42,501,500	—	—
Materials	8,250,739	328,966	—
Telecommunication services	2,030,704	—	—
Utilities	7,440,492	—	—
Total common stocks	233,572,803	4,913,931	—
Convertible preferred stocks	337,906	—	—
Purchased options outstanding	—	19,388	—
Short-term investments	8,427,950	17,759,135	—

Totals by level	$242,338,659	$22,692,454	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(13,447)	$—
Futures contracts	3,970	—	—
Written options outstanding	—	(1,501)	—
Total return swap contracts	—	50,137	—

Totals by level	$3,970	$35,189	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$21,811	$35,258
Equity contracts	85,144	13,150

Total	$106,955	$48,408

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (contract amount)	18,000
Written equity option contracts (contract amount)	18,000
Futures contracts (number of contracts)	6
Forward currency contracts (contract amount)	$10,800,000
OTC total return swap contracts (notional)	$1,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013